Pension, Savings, And Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Pension, Savings, And Other Employee Benefits [Abstract]
Schedule of Actuarial Assumptions Used In The Defined Benefit Pension Plan And Other Employee Benefit Plans

The actuarial assumptions used in the defined benefit pension plan and other employee benefit plans were as follows:

	Benefit Obligations			Net Periodic Benefit Cost
	2014	2013	2012	2014	2013	2012
Discount rate
Qualified pension	4.30%	5.15%	4.35%	5.15%	4.35%	5.10%
Nonqualified pension	4.00%	4.70%	3.85%	4.70%	3.85%	4.75%
Other nonqualified pension	3.35%	4.05%	3.20%	4.05%	3.20%	4.40%
Postretirement benefits	3.45% - 4.45%	4.10% - 5.35%	3.80% - 4.55%	4.10% - 5.35%	3.80% - 4.55%	4.75% - 5.25%
Expected long-term rate of return
Qualified pension/postretirement benefits	5.85%	6.60%	6.05%	6.60%	6.05%	6.90%
Postretirement benefit (retirees post January 1, 1993)	6.35%	6.95%	6.05%	6.95%	6.05%	6.90%
Postretirement benefit (retirees prior to January 1, 1993)	2.30%	2.85%	3.93%	2.85%	3.93%	4.49%
Rate of compensation increase (a)	N/A	N/A	4.10%	N/A	N/A	4.10%

(a) Due to the pension plan freeze as of December 31, 2012, the rate of compensation increase no longer applies to the qualified pension plan.

Schedule Of Components Of Net Periodic Benefit Cost
The components of net periodic benefit cost for the plan years 2014, 2013 and 2012 are as follows:

	Total Pension Benefits			Other Benefits
(Dollars in thousands)	2014	2013	2012	2014	2013	2012
Components of net periodic benefit cost
Service cost (a)	$56	$63	$14,800	$207	$460	$467
Interest cost	34,915	32,361	33,040	1,754	2,033	2,298
Expected return on plan assets	(40,093)	(34,946)	(39,813)	(1,025)	(816)	(915)
Amortization of unrecognized:
Transition (asset)/obligation	-	-	-	-	-	736
Prior service cost/(credit)	346	353	398	(1,163)	(299)	(9)
Actuarial (gain)/loss (b)	6,898	9,832	35,999	(1,006)	(171)	(488)
Net periodic benefit cost	2,122	7,663	44,424	(1,233)	1,207	2,089
ASC 715 curtailment/settlement expense (c)	-	370	1,231	-	-	-
ASC 715 special termination benefits (d)	1,009	-	-	-	-	-
Total periodic benefit costs	$3,131	$8,033	$45,655	$(1,233)	$1,207	$2,089

(a) 2014 and 2013 decline in total pension benefits service cost reflects the freeze of the pension plans effective December 31, 2012.

(b) 2014 and 2013 decline in recognition of total pension benefits actuarial loss driven by the change in amortization term from the estimated average remaining service period of active employees to the estimated average remaining life expectancy of the remaining participants in conjunction with the freeze of the pension plans on December 31, 2012.

(c) In 2013 and 2012, lump sum payments under the supplemental retirement plan triggered settlement accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the settlement and realized an ASC 715 settlement expense.

(d) In 2014, a one-time special termination benefits charge was recognized related to recalculation of a participant’s benefit under a non-qualified plan upon retirement.

Schedule Of Plans' Benefit Obligations And Plan Assets
The following tables set forth the plans' benefit obligations and plan assets for 2014 and 2013:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2014	2013	2014	2013
Change in Benefit Obligation
Benefit obligation, beginning of year	$693,716	$766,947	$38,464	$54,716
Service cost	56	63	207	460
Interest cost	34,915	32,361	1,754	2,033
Plan amendments	-	-	-	(10,678)
Actuarial (gain)/loss (a) (b)	157,619	(78,617)	(3,293)	(7,237)
Actual benefits paid	(27,462)	(27,038)	(1,804)	(1,030)
Expected Medicare Part D reimbursement	-	-	-	200
Special termination benefits	1,009	-	-	-
Benefit obligation, end of year	$859,853	$693,716	$35,328	$38,464

Change in Plan Assets
Fair value of plan assets, beginning of year	$640,605	$633,972	$16,360	$14,288
Actual return on plan assets	78,491	28,699	973	2,659
Employer contributions	3,915	4,972	1,110	443
Actual benefits paid - settlement payments	-	(1,160)	(1,804)	(1,030)
Actual benefits paid - other payments	(27,462)	(25,878)	-	-
Fair value of plan assets, end of year	$695,549	$640,605	$16,639	$16,360

Funded status of the plans	$(164,304)	$(53,111)	$(18,689)	$(22,104)

Amounts Recognized in the Statements of
Financial Condition
Other assets	$-	$-	$11,882	$9,158
Other liabilities	(164,304)	(53,111)	(30,571)	(31,262)
Net asset/(liability) at end of year	$(164,304)	$(53,111)	$(18,689)	$(22,104)

  2013 change in other benefits actuarial (gain)/loss driven by a change in the retiree medical plan.
  2014 amounts primarily affected by decrease in the discount rates and consideration of the new life expectancy tables.

Schedule Of Defined Benefit Plan Balances Reflected In Accumulated Other Comprehensive Income On Pre-Tax Basis

Unrecognized transition assets and obligations, unrecognized actuarial gains and losses, and unrecognized prior service costs and credits are recognized as a component of accumulated other comprehensive income. Balances reflected in accumulated other comprehensive income on a pre-tax basis for the years ended December 31, 2014 and 2013 consist of:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2014	2013	2014	2013
Amounts Recognized in Accumulated Other Comprehensive Income
Prior service cost/(credit)	$581	$927	$(8,577)	$(9,740)
Net actuarial (gain)/loss	354,264	241,941	(10,664)	(8,429)
Total	$354,845	$242,868	$(19,241)	$(18,169)

Schedule Of Changes In Plan Assets And Benefit Obligation Recognied In Other Comprehensive Income On Pre-Tax Basis
The pre-tax amounts recognized in other comprehensive income during 2014 and 2013 were as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2014	2013	2014	2013
Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period (a)	$119,217	$(72,376)	$(3,241)	$(9,080)
Prior service cost/(credit) arising during measurement period	-	-	-	(10,678)
Items amortized during the measurement period:
Net transition (asset)/obligation	-	-	-	-
Prior service credit/(cost)	(346)	(353)	1,163	299
Net actuarial gain/(loss)	(6,898)	(10,202)	1,006	171
Total recognized in other comprehensive income	$111,973	$(82,931)	$(1,072)	$(19,288)

2014 amounts primarily affected by decrease in the discount rates and consideration of the new life expectancy tables.

Schedule Of Estimated Amounts In Accumulated Other Comprehensive Income Loss To Be Recognized Over Next Fiscal Year Into Net Periodic Benefit Cost

The estimated net actuarial (gain)/loss, prior service cost/(credit), and transition (asset)/obligation for the plan that will amortize from accumulated other comprehensive income into net periodic benefit cost during the following fiscal year are as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2014	2013	2014	2013
Prior service cost/(credit)	$332	$346	$(1,163)	$(1,163)
Net actuarial (gain)/loss	9,582	6,539	(976)	(755)

Schedule Of Expected Benefit Payment
The following table provides detail on expected benefit payments, which reflect expected future service, as appropriate:

	Pension	Other
(Dollars in thousands)	Benefits	Benefits
2015	$29,897	$1,427
2016	32,497	1,462
2017	34,434	1,502
2018	36,405	1,548
2019	38,266	1,597
2020-2024	219,771	8,831

Schedule of Fair Value of Pension Plan Assets By Asset Category

The fair value of FHN’s pension plan assets at December 31, 2014 and December 31, 2013, by asset category classified using the Fair Value measurement hierarchy is shown in the table below. See Note 25 – Fair Value of Assets and Liabilities for more details about Fair Value measurements.

	December 31, 2014
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$5,817	$-	$-	$5,817
Equity securities:
U.S. mid capital	10,803	-	-	10,803
Fixed income securities:
U.S. treasuries	-	3,684	-	3,684
Corporate, municipal and foreign bonds	-	230,808	-	230,808
Common and collective funds:
Fixed income	-	231,666	-	231,666
U.S. large capital	-	119,234	-	119,234
U.S. small capital	-	39,449	-	39,449
International	-	54,088	-	54,088
Total	$16,620	$678,929	$-	$695,549

	December 31, 2013
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$9,347	$-	$-	$9,347
Equity securities:
U.S. mid and small capital	63,834	-	-	63,834
Fixed income securities:
U.S. treasuries	-	4,585	-	4,585
Corporate, municipal and foreign bonds	-	199,896	-	199,896
Common and collective funds:
Fixed income	-	205,580	-	205,580
U.S. large capital	-	102,702	-	102,702
International	-	54,661	-	54,661
Total	$73,181	$567,424	$-	$640,605

Schedule of Fair Value Of Retiree Medical Plan Assets By Asset Category
The fair value of FHN's retiree medical plan assets at December 31, 2014 and December 31, 2013 by asset category are as follows:

	December 31, 2014
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$425	$-	$-	$425
Mutual funds:
Equity mutual funds	9,627	-	-	9,627
Fixed income mutual funds	6,587	-	-	6,587
Total	$16,639	$-	$-	$16,639

	December 31, 2013
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$600	$-	$-	$600
Equity securities:
U.S. small capital	1,613	-	-	1,613
Mutual funds:
Equity mutual funds	9,102	-	-	9,102
Fixed income mutual funds	4,511	-	-	4,511
Fixed income securities:
U.S. treasuries	-	119	-	119
Corporate and foreign bonds	-	415	-	415
Total	$15,826	$534	$-	$16,360

The number of shares of FHN common stock held by the qualified pension plan was 792,607 for 2014 and 2013.